Financial Instruments by Category - Summary of Gains or Losses Arising From Financial Instruments by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Interest income recognized as operating revenue	₩ 93,078	₩ 115,686	₩ 70,035
BC Card Co., Ltd. [member]
Disclosure of detailed information about financial instruments [Line Items]
Interest income recognized as operating revenue	15,561	15,867	₩ 14,380
Operating income (expense)	₩ 11,049	₩ (1,987)